Securities - Amortized Cost and Fair Value of Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments Debt And Equity Securities [Abstract]
Amortized Cost, Due in one year or less	$ 8,787
Amortized Cost, Due from one to five years	27,662
Amortized Cost, Due from five to ten years	30,167
Amortized Cost, Due after ten years	77,836
Amortized Cost, Mortgage-backed securities in government sponsored entities	82,098
Amortized Cost, Equity securities in financial institutions	481
Amortized Cost	227,031	$ 192,820
Fair Value, Due in one year or less	8,765
Fair Value, Due from one to five years	27,691
Fair Value, Due from five to ten years	31,622
Fair Value, Due after ten years	80,335
Fair Value, Mortgage-backed securities in government sponsored entities	81,817
Fair Value, Equity securities in financial institutions	832
Fair Value, Total	$ 231,062	$ 195,864